Finance Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2021
Finance Expenses, Net [Abstract]
Schedule of finance expenses, net
	As of December 31
	2021	2020	2019
Banking expenses	$1,056	$590	$428
Bank fees	2,263	986	855
Other financial expenses	354	281	157
Net fair value gain of warrant liabilities	(5,851)	—	—
Net fair value gain of shares held in escrow	(4,506)	—	—
Interest expense	85,320	52,632	41,543
Total	$78,636	$54,489	$42,983